Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.10%	26.20%	26.60%
Rate differential for U.S. operations	0.00%	0.00%	0.00%
Utilization of unrecognized losses and other tax attributes	(130.80%)	(27.30%)	(26.40%)
Permanent differences and other	104.70%	(1.10%)	(0.20%)
Total	0.00%	0.00%	0.00%